Convertible Preferred Stock - Summary of Authorized, Issued and Outstanding Convertible Preferred Stock (Details) (fuboTV Inc. Pre-Merger) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Shares Authorized		2,000,000		2,000,000
Shares Issued		461,839		0
Shares Outstanding		461,839		0
Fubo TV Pre-Merger [Member]
Shares Authorized	17,617,274	12,478,579	17,617,274
Shares Issued	15,615,645	12,087,594	15,615,645
Shares Outstanding	15,615,645	12,087,594	15,615,645
Net Proceeds		$ 205,064	$ 103,365
Liquidation Value	$ 247,946	$ 247,946	$ 145,841
Fubo TV Pre-Merger [Member] | Series AA Convertible Preferred Stock [Member]
Shares Authorized	1,641,024	1,641,024
Shares Issued	1,641,024	1,641,024
Shares Outstanding	1,641,024	1,641,024
Net Proceeds	$ 1,600	$ 1,600
Liquidation Preference per Share	$ 0.9750	$ 0.9750
Liquidation Value	$ 1,600	$ 1,600
Conversion Price per Share	$ 0.9750	$ 0.9750
Fubo TV Pre-Merger [Member] | Series A Convertible Preferred Stock [Member]
Shares Authorized	1,059,204	1,059,204
Shares Issued	1,059,204	1,059,204
Shares Outstanding	1,059,204	1,059,204
Net Proceeds	$ 3,065	$ 3,065
Liquidation Preference per Share	$ 2.9576	$ 2.9576
Liquidation Value	$ 3,133	$ 3,133
Conversion Price per Share	$ 2.9576	$ 2.9576
Fubo TV Pre-Merger [Member] | Series A-1 Convertible Preferred Stock [Member]
Shares Authorized	101,430	101,430
Shares Issued	101,430	101,430
Shares Outstanding	101,430	101,430
Net Proceeds
Liquidation Preference per Share	$ 2.5140	$ 2.5140
Liquidation Value	$ 255	$ 255
Conversion Price per Share	$ 2.5140	$ 2.5140
Fubo TV Pre-Merger [Member] | Series A-2 Convertible Preferred Stock [Member]
Shares Authorized	33,721	33,721
Shares Issued	33,721	33,721
Shares Outstanding	33,721	33,721
Net Proceeds
Liquidation Preference per Share	$ 2.3661	$ 2.3661
Liquidation Value	$ 80	$ 80
Conversion Price per Share	$ 2.3661	$ 2.3661
Fubo TV Pre-Merger [Member] | Series A-3 Convertible Preferred Stock [Member]
Shares Authorized	292,562	292,562
Shares Issued	292,562	292,562
Shares Outstanding	292,562	292,562
Net Proceeds
Liquidation Preference per Share	$ 1.8201	$ 1.8201
Liquidation Value	$ 533	$ 533
Conversion Price per Share	$ 1.8201	$ 1.8201
Fubo TV Pre-Merger [Member] | Series B Convertible Preferred Stock [Member]
Shares Authorized	1,926,507	1,926,507
Shares Issued	1,926,507	1,926,507
Shares Outstanding	1,926,507	1,926,507
Net Proceeds	$ 14,960	$ 14,960
Liquidation Preference per Share	$ 7.8008	$ 7.8008
Liquidation Value	$ 15,028	$ 15,028
Conversion Price per Share	$ 7.8008	$ 7.8008
Fubo TV Pre-Merger [Member] | Series B-1 Convertible Preferred Stock [Member]
Shares Authorized	14,369	14,369
Shares Issued	14,369	14,369
Shares Outstanding	14,369	14,369
Net Proceeds
Liquidation Preference per Share	$ 3.4796	$ 3.4796
Liquidation Value	$ 50	$ 50
Conversion Price per Share	$ 3.4796	$ 3.4796
Fubo TV Pre-Merger [Member] | Series C Convertible Preferred Stock [Member]
Shares Authorized	2,495,291	2,495,291
Shares Issued	2,495,291	2,495,291
Shares Outstanding	2,495,291	2,495,291
Net Proceeds	$ 37,446	$ 37,446
Liquidation Preference per Share	$ 16.0302	$ 16.0302
Liquidation Value	$ 40,000	$ 40,000
Conversion Price per Share	$ 16.0302	$ 16.0302
Fubo TV Pre-Merger [Member] | Series C-1 Convertible Preferred Stock [Member]
Shares Authorized	1,600,000	1,600,000
Shares Issued	1,543,051	1,543,051
Shares Outstanding	1,543,051	1,543,051
Net Proceeds
Liquidation Preference per Share	$ 10.0635	$ 10.0635
Liquidation Value	$ 15,528	$ 15,528
Conversion Price per Share	$ 10.0635	$ 10.0635
Fubo TV Pre-Merger [Member] | Series D Convertible Preferred Stock One [Member]
Shares Authorized	2,173,990	2,173,990
Shares Issued	1,839,954	1,839,954
Shares Outstanding	1,839,954	1,839,954
Liquidation Preference per Share	$ 25.3000	$ 25.3000
Liquidation Value	$ 46,551	$ 46,551
Conversion Price per Share	$ 25.3000	$ 25.3000
Fubo TV Pre-Merger [Member] | Series D Convertible Preferred Stock [Member]
Net Proceeds	$ 46,294	$ 46,294
Fubo TV Pre-Merger [Member] | Series D-1 Convertible Preferred Stock [Member]
Shares Authorized	1,140,481	1,140,481
Shares Issued	1,140,481	1,140,481
Shares Outstanding	1,140,481	1,140,481
Net Proceeds
Liquidation Preference per Share	$ 20.2400	$ 20.2400
Liquidation Value	$ 23,083	$ 23,083
Conversion Price per Share	$ 20.2400	$ 20.2400
Fubo TV Pre-Merger [Member] | Series E Convertible Preferred Stock [Member]
Shares Authorized	4,667,595	4,667,595
Shares Issued	3,056,951	3,056,951
Shares Outstanding	3,056,951	3,056,951
Net Proceeds	$ 101,699	$ 101,699
Liquidation Preference per Share	$ 29.7354	$ 29.7354
Liquidation Value	$ 90,898	$ 90,898
Conversion Price per Share	$ 29.7354	$ 29.7354
Fubo TV Pre-Merger [Member] | Series E-1 Convertible Preferred Stock [Member]
Shares Authorized	471,100	471,100
Shares Issued	471,100	471,100
Shares Outstanding	471,100	471,100
Net Proceeds
Liquidation Preference per Share	$ 23.7883	$ 23.7883
Liquidation Value	$ 11,207	$ 11,207
Conversion Price per Share	$ 23.7883	$ 23.7883